Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 08, 2013	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012	Mar. 24, 2015	Jan. 03, 2016
Subsequent Event [Line Items]
Common stock dividend, per share		$ 0.00	$ 2.06	$ 1.92
Business combination, consideration to be transferred	$ 28,750
Kraft Heinz Company [Member] | Scenario, Forecast [Member] | Heinz Shareholders [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired					51.00%
Kraft Heinz Company [Member] | Scenario, Forecast [Member] | Kraft Shareholders [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired					49.00%
Kraft Heinz Company [Member] | Special Cash Dividend to Kraft Shareholders [Member] | Kraft Shareholders [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock dividend, per share					$ 16.50
Berkshire Hathaway and 3G Global Food Holdings [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Business combination, consideration to be transferred						$ 10,000